COMMON STOCK	4 Months Ended	9 Months Ended
	Dec. 31, 2016	Sep. 30, 2017
Equity [Abstract]
COMMON STOCK

NOTE 5 – COMMON STOCK

The Company is authorized to issue 75,000,000 shares of Common Stock with par value of $0.001.  No preferred shares have been authorized or issued.

On December 1, 2016, the Company issued 10,000,000 shares of common stock at $0.001 (par value) for proceeds of $10,000.  As at December 31, 2016, the Company had received proceeds of $6,000, with the remaining balance of $4,000 collected subsequent to December 31, 2016.

At December 31, 2016, there are no warrants or options outstanding to acquire any additional shares of common stock of the Company.

NOTE 4 – COMMON STOCK

The Company is authorized to issue 75,000,000 shares of Common Stock with a par value of $0.001.  No preferred shares have been authorized or issued.  At both September 30, 2017 and December 31, 2016, 10,000,000 common shares are issued and outstanding.

On December 1, 2016, the Company issued 10,000,000 shares of common stock at $0.001 (par value) for proceeds of $10,000.  As at December 31, 2016, the Company had received proceeds of $6,000, with the remaining balance of $4,000 being collected on February 24, 2017.

At September 30, 2017, there are no warrants or options outstanding to acquire any additional shares of common stock of the Company.